23 Post-employment Benefits (Details 10) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Increase By 1% [member]
Sensitivity of long-term interest rate
Impacts on the obligations of the pension	R$ (514,571)
Impacts on the obligations of healthcare program	(130,084)
Sensitivity of growth rate of the medical costs
Impacts on the obligations of healthcare program	116,165
Impact on cost of service for the following financial year of healthcare program	492
Sensitivity of the service cost
Impacts on the obligations of the pension	29
Impacts on the obligations of healthcare program	572
Decrease In 1% [member]
Sensitivity of long-term interest rate
Impacts on the obligations of the pension	521,397
Impacts on the obligations of healthcare program	138,601
Sensitivity of growth rate of the medical costs
Impacts on the obligations of healthcare program	(112,757)
Impact on cost of service for the following financial year of healthcare program	(478)
Sensitivity of the service cost
Impacts on the obligations of the pension	(30)
Impacts on the obligations of healthcare program	R$ (586)